Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2021	1,415	532	46	1,993
Acquired in business combination	—	—	—	—
Effects of foreign exchange	(80)	(30)	(3)	(113)
Balance – December 31, 2022	1,335	502	43	1,880
Acquisitions through business combinations	—	1,830	—	1,830
Effects of foreign exchange	47	17	1	65
Balance – December 31, 2023	1,382	2,349	44	3,775

	Acquired
	Customer relationships	Technology	Trademarks	Total

Accumulated amortization
Balance – December 31, 2021	276	124	17	417
Amortization	219	99	15	333
Effects of foreign exchange	(12)	(5)	(3)	(20)
Balance – December 31, 2022	483	218	29	730
Amortization	226	373	14	613
Effects of foreign exchange	20	10	1	31
Balance – December 31, 2023	729	601	44	1,374

Carrying value
Balance – December 31, 2022	852	284	14	1,150
Balance – December 31, 2023	653	1,748	—	2,401